Deferred Charges (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Charges [Abstract]
Leasing costs, including lease related intangibles	$ 1,183,204	$ 790,740
Financing costs	76,798	90,682
Deferred charges gross	1,260,002	881,422
Less: Accumulated amortization	375,552	293,187
Deferred charges, total	$ 884,450	$ 588,235